Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis at December 31, 2020 and 2019 are as follows (in thousands):

		Fair value measurements at reporting date using
		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
	Balance as of	identical assets	inputs	inputs
	December 31, 2020	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash	$823	$823	—	—
Cash Equivalents:
Money Market Funds	3,082	3,082	$—	$—
Total assets	$3,905	$3,905	$—	$—

		Fair value measurements at reporting date using
		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
	Balance as of	identical assets	inputs	inputs
	December 31, 2019	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash	$1,012	$1,012	—	—
Cash Equivalents:
Money Market Funds	13,043	13,043	—	—
Total assets	$14,055	$14,055	$—	$—

Schedule of Fair Value Assumptions

December 31, 2020
Assumed risk-free interest rate	0.38% - 0.44%
Assumed volatility	69.86% - 70.84%
Expected life	6.10 years
Expected dividend yield	—%

Schedule of Liabilities Measured at Fair Value

The following table provides reconciliation for all liabilities measured at fair value using significant unobservable inputs (Level 3) for the year ended December 30, 2020 (in thousands):

Fair value
measurements at
reporting date
using significant
unobservable
inputs (Level 3)
Balance as of December 31, 2019	$—
Issuance of cash settled equity awards	5
Change in fair value of warrant and cash settled award liabilities	33
Balance as of December 31, 2020	$38